Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,820,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	245,340.00
Total Offset Amount	0.00
Net Fee	$ 245,340.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false